20. Indirect taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	R$ 453,941	R$ 307,793
Current portion	(451,169)	(305,266)
Non-current portion	2,772	2,527
Income Tax And Social Contribution On Income [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	361,558	236,230
Agencia Nacional de Telecomunicacoes ("ANATEL") taxes and fees [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	21,320	20,431
Imposto sobre Servicos("ISS") [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	59,764	47,485
Other [Member]
IndirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Indirect taxes, charges and contributions payable	R$ 11,299	R$ 3,647